Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories (Tables) [Abstract]
Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Finished products	456,698	529,666
Work in process	69,757	70,969
Raw materials, purchased components and supplies	119,000	103,408

	645,455	704,043